Impairment Losses and Provisions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Loss And Provisions [Abstract]
Impairment losses on loans and advances to banks	£ 0	£ 0	£ 0
Impairment losses on financial investments	0	0	0
Increase in impairment losses on loans and advances	136,000,000
Impairment losses on loans and advances	£ 203,000,000	£ 67,000,000	£ 66,000,000